DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	$ 1,876	$ 0
Other Comprehensive Income (Loss) [Member]
Description of Location of Gain (Loss) on Foreign Currency Cash Flow Hedge Derivatives in Financial Statements	Other comprehensive income (loss)		Other comprehensive income (loss)
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	$ 2,002		$ 127
Other receivables and prepaid expenses [Member]
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	Other receivables and prepaid expenses		Other receivables and prepaid expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 2,002		$ 446
Other payables and accrued expenses [Member]
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	Other payables and accrued expenses		Other payables and accrued expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 0		$ (319)